Material related party transactions - Other transactions with related parties (Details) - CNY (¥)		12 Months Ended
	Oct. 27, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of transactions between related parties [line items]
Proceeds from repayment from the controlling shareholder				¥ 297,105,000
Cash advances to related parties				5,205,000
Proceeds from repayment from related parties			¥ 14,713,000
Lease Agreement Period		3 years
Right-of-use assets		¥ 2,342,589,000	689,887,000
Lease liabilities		257,997,000	321,268,000
Mr. Ye Guofu
Disclosure of transactions between related parties [line items]
Proceeds from repayment from the controlling shareholder				297,105,000
Cash advances to related parties				101,462,000
Repayment to the controlling shareholder			11,946,000
MINI Investment Holding Limited
Disclosure of transactions between related parties [line items]
Cash advances to related parties					¥ 9,508,000
Proceeds from repayment from related parties			9,508,000
MINI Investment Holding Limited | Discontinued operations
Disclosure of transactions between related parties [line items]
Disposal of discontinued operations		1,000,000	1,000,000	1,000,000
Nome Design Guangzhou Limited
Disclosure of transactions between related parties [line items]
Cash advances to related parties				5,205,000
Proceeds from repayment from related parties			5,205,000
Purchase of lifestyle products		112,000	581,000	648,000
Miniso Lifestyle Nigeria Limited
Disclosure of transactions between related parties [line items]
Sales of lifestyle products			5,312,000	201,000
Advanced payments received for purchase of lifestyle products				4,005,000
OasVision International Limited
Disclosure of transactions between related parties [line items]
Sales of lifestyle products		16,979,000	9,914,000
Miniso Technology (Guangzhou) Co., Ltd.
Disclosure of transactions between related parties [line items]
Sales of lifestyle products			1,271,000
Haydon (Shanghai) Technology Co., Ltd
Disclosure of transactions between related parties [line items]
Sales of lifestyle products		11,000
Purchase of lifestyle products		53,000	894,000
Provision of information technology support and consulting services		5,688,000	3,050,000
199 Global Holding (Guangzhou) Limited
Disclosure of transactions between related parties [line items]
Purchase of lifestyle products		190,000	135,000
Guangzhou Chuyunju Catering Service Co., Ltd.
Disclosure of transactions between related parties [line items]
Purchase of catering services		8,816,000	8,334,000	10,241,000
Guangzhou Chuyunju Catering Management Co. Ltd.
Disclosure of transactions between related parties [line items]
Purchase of catering services		3,104,000
Shanghai Kerong Networks Limited
Disclosure of transactions between related parties [line items]
Purchase of lifestyle products		15,465,000	38,148,000	177,367,000
Shenzhen Zhizhi Brand Incubation Limited
Disclosure of transactions between related parties [line items]
Purchase of lifestyle products		4,407,000	22,220,000	52,385,000
Wow Colour Beauty Guangdong Technology Limited
Disclosure of transactions between related parties [line items]
Purchase of lifestyle products		1,029,000	19,000	13,339,000
Provision of information technology support and consulting services		7,080,000	9,912,000
ACC Super Accessories Shenzhen Technology Limited
Disclosure of transactions between related parties [line items]
Purchase of lifestyle products		48,000
Provision of information technology support and consulting services		2,651,000
Henhaohe Tea Guangdong Limited
Disclosure of transactions between related parties [line items]
Provision of information technology support and consulting services		8,410,000
Miniso (Zhaoqing) Industrial Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Payment of lease liabilities		4,147,000
YGF MC LIMITED | Discontinued operations
Disclosure of transactions between related parties [line items]
Disposal of discontinued operations		1,000,000	1,000,000	1,000,000
Minihome Hong Kong Limited | Discontinued operations
Disclosure of transactions between related parties [line items]
Disposal of discontinued operations		1,000,000	1,000,000	¥ 1,000,000
Mingyou Industrial Investment (Guangzhou) Limited
Disclosure of transactions between related parties [line items]
Right-of-use assets		35,438,000
Mingyou
Disclosure of transactions between related parties [line items]
Provision of guarantee for a subsidiary of the equity-accounted investee		¥ 160,000,000	¥ 160,000,000
Ownership interest in subsidiary	80.00%